Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

 Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing certain information about the relationship between executive compensation actually paid to certain individuals by the Company and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement. Any differences in total values are due to rounding.

Year (a)	Summary Compensation Table Total for First PEO (1) ($)	Summary Compensation Table Total for Second PEO (2) ($) (b)	Summary Compensation Table Total for Third PEO (3) ($)	Compensation Actually Paid to First PEO (4) ($)	Compensation Actually Paid to Second PEO (4) ($) (c)	Compensation Actually Paid to Third PEO (4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (5) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs (6) ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (millions) (9) ($) (h)	Annual Total Shareholder Return (10) (%) (i)
									Total Shareholder Return (7) ($) (f)	Peer Group Total Shareholder Return (8) ($) (g)

2025	—	—	5,453,167	—	—	17,438,704	2,162,022	6,954,389	303.38	237.38	321.7	291.1

2024	2,166,578	1,015,338	226,420	(32,491)	1,015,338	226,420	1,638,322	1,288,956	77.56	95.14	35.8	2.8

2023	4,142,554	—	—	2,922,539	—	—	1,390,524	682,571	75.36	87.17	(84.2)	(13.0)

2022	4,579,866	—	—	6,145,949	—	—	1,408,227	1,674,298	86.67	85.03	(37.3)	6.94

2021	3,765,100	—	—	3,177,762	—	—	915,927	305,615	81.04	91.86	35.1	(18.9)

(1)
This column represents the amount of total compensation reported for Mr. Baker, our Former Principal Executive Officer (“First PEO”), for each corresponding year in the “Total” column of the
Summary Compensation Table
(“total compensation”). Please refer to the
Summary Compensation Table
in the Company’s Proxy Statement for the applicable year.

(2)
This column represents the total compensation reported for Ms. Boggs, our Former Interim President and CEO, Chair of Board (“Second PEO”), for 2024. Please refer to the
Summary Compensation Table
in this Proxy Statement on page 69.

(3)
This column represents the total compensation reported for Mr. Krcmarov, our current President and CEO (“Third PEO” and collectively with the First PEO and Second PEO, the “PEOs”), for 2024 and 2025. Please refer to the
Summary Compensation Table
in this Proxy Statement on page 69.

(4)
These columns represent the amount of “compensation actually paid” to the applicable PEO, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to the applicable PEO during the applicable calendar year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the applicable PEO’s total compensation for 2025 to determine the applicable PEO’s “compensation actually paid” in calendar year 2025:

PEO	Year	Reported Summary Compensation Table Total for PEO (a) ($)	Reported Summary Compensation Table Value of PEO Equity Awards (b) ($)	Adjusted Value of PEO Equity Awards (c) ($)	Reported Summary Compensation Table Change in Value of Pension Benefits (d) ($)	Pension Benefits Adjustments (e) ($)	Compensation Actually Paid to PEO ($)

First PEO	2025	—	—	—	—	—	—

Second PEO	2025	—	—	—	—	—	—

Third PEO	2025	5,453,167	2,800,534	14,786,071	—	—	17,438,704

(a)
This column represents the amount of total compensation reported for the applicable PEO for calendar year 2025 in the corresponding “Total” column of the
Summary Compensation Table
. Please refer to the
Summary Compensation Table
in this Proxy Statement on page 69.

(b)
This column represents the aggregate grant date fair value of equity awards reported for the applicable PEO in the “Stock Awards” column in the
Summary Compensation Table
for the calendar year 2025. The amount in this column is replaced with the applicable PEO’s corresponding amount reported under the Adjusted Value of PEO Equity Awards column in order to arrive at compensation actually paid to the applicable PEO for 2025. Please refer to the
Summary Compensation Table
in this Proxy Statement on page 69
.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” column in the
Summary Compensation Table
in this Proxy Statement for calendar year 2025 for the applicable PEO. The adjusted amount replaces the “Stock Awards” column in the
Summary Compensation Table
for the applicable PEO for calendar year 2025. The adjusted amount is determined by adding (or subtracting, as applicable) the following for calendar year 2025 for the applicable PEO: the calendar
year-end
fair value of any equity awards granted in calendar year 2025 that are outstanding and unvested as of the end of calendar year 2025; (ii) the amount of change at the end of calendar year 2025 (from the end of the prior calendar year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of calendar year 2025; (iii) for awards that are granted and vest in calendar year 2025, the fair value as of the vesting date; (iv) for awards granted in prior calendar years that vest in calendar year 2025, the amount equal to the change as of the vesting date (from the end of the prior calendar year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during calendar year 2025, a deduction for the amount equal to the fair value at the end of the prior calendar year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in calendar year 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for calendar year 2025. The amounts added or subtracted to determine the adjusted amount for calendar year 2025 for the applicable PEO are as follows:

PEO	Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($)	Adjusted Value of Equity Awards ($)

First PEO	2025	—	—	—	—	—	—	—

Second PEO	2025	—	—	—	—	—	—	—

Third PEO	2025	14,283,020	—	503,052	—	—	—	14,786,071

The fair value or change in fair value, as applicable, of equity awards was determined by reference to (1) for RSU awards, the closing price of our common stock on the applicable measurement date and (2) for PSU awards, a Monte Carlo simulation with reference to the risk-free rate, dividend yield and volatility assumptions as of the applicable measurement date.

(d)
The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the
Summary Compensation Table
for calendar year 2025 corresponding to the aggregate change in the actuarial present value of the applicable PEO’s accumulated benefit under all defined benefit and actuarial pension plans. Please refer to the
Summary Compensation Table
in this Proxy Statement on page 69.

(e)
The total pension benefit adjustments include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the applicable PEO during calendar year 2025 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during calendar year 2025 for the applicable PEO that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”) for the applicable PEO, in each case calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments for calendar year 2025 for each PEO was $0.

(5)
This column represents the average of the amounts reported for the Company’s NEOs as a group (
excluding
the PEOs) in the “Total” column of the
Summary Compensation Table
in each applicable year. Please refer to the
Summary Compensation Table
in the Company’s Proxy Statement for the applicable calendar year. The names of each of the NEOs (excluding the PEOs) included for purposes of calculating the average amounts in each applicable calendar year are as follows: (i) for 2025, Messrs. Aguiar, Lawlar, Sienko, and Clary; (ii) for 2024, Messrs. Lawlar, Brown, Sienko, and Clary; (iii) for 2023, Messrs. Roberts, Lawlar, Brown, Sienko and Clary; (iv) for 2022, Messrs. Roberts, Lawlar, Brown, Sienko and Clary; and (v) for 2021, Messrs. Roberts, Lawlar, Brown, Sienko and Hall.

(6)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEOs), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEOs) during the applicable calendar year. In accordance with the requirements of Item 402(v) of
Regulation S-K,
the following adjustments

were made to average total compensation for the NEOs as a group (excluding the PEOs) for calendar year 2025 to determine the “compensation actually paid” in calendar year 2025, using the same adjustment methodology described above in Note 4(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (a) ($)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards (b) ($)	Average Non- PEO NEO Adjusted Value of Equity Awards (c) ($)	Average Reported Summary Compensation Table Change in Value of Pension Benefits for Non- PEO NEOs (d) ($)	Pension Benefits Adjustments for Non-PEO NEOs (e) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	2,162,022	(368,832)	5,302,200	(190,144)	49,143	6,954,389

(a)
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding the PEOs) in the “Total” column of the
Summary Compensation Table
for calendar year 2025. Please refer to the
Summary Compensation Table
in this Proxy Statement on page 69.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding the PEOs) in the “Stock Awards” column in the
Summary Compensation Table
in calendar year 2025. Please refer to the
Summary Compensation Table
in this Proxy Statement on page 69. The amount in this column is replaced with the corresponding amount reported under the Average non-PEO
NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for 2025.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding the PEOs) in the “Stock Awards” column in the
Summary Compensation Table
for calendar year 2025 determined using the same methodology described above in Note 4(c). For calendar year 2025, the adjusted amount replaces the “Stock Awards” column in the
Summary Compensation Table
for each NEO (excluding the PEOs) for that year. The amounts added or subtracted to determine the adjusted average amount for calendar year 2025 are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year to Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($)	Adjusted Average Value of Equity Award ($)

2025	2,881,606	2,381,207	—	39,388	—	—	5,302,200

The fair value or change in fair value, as applicable, of equity awards was determined by reference to (1) for RSU awards, the closing price of our common stock on the applicable measurement date, and (2) for PSU awards, a Monte Carlo simulation with reference to the risk-free rate, dividend yield and volatility assumptions as of the applicable measurement date.

(d)
The amounts included in this column represent the average of the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the
Summary Compensation Table
for the NEOs as a group (excluding the PEOs) in calendar year 2025 corresponding to the aggregate change in the actuarial present value of the NEOs’ accumulated benefits under all defined benefit and actuarial pension plans. Please refer to the
Summary Compensation Table
in this Proxy Statement on page 69.

(e)
The total pension benefit adjustments for calendar year 2025 are the aggregate of two components, averaged for the NEOs as a group (excluding the PEOs) in calendar year 2025 determined using the same methodology described above in Note 4(e): The amounts deducted or added in calculating the pension benefit adjustments for calendar year 2025 are as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)

2025	49,143	—	49,143

(7)	Company TSR is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.

(8)
This column represents cumulative peer group TSR computed in accordance with Note 7. The peer group used for this purpose is the following published industry index: Philadelphia Gold and Silver Index. We selected the Philadelphia Gold and Silver Index as the peer group TSR for fiscal 2025 because it is the same index that is used by the Company in the performance graph in the Company’s Form
10-K
for calendar year 2025.

(9)	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(10)
Annual TSR is calculated as the change in the share price between the beginning and ending of the applicable year, plus any dividends paid during such year, divided by the share price at the beginning of the year.

Company Selected Measure Name	Annual TSR
Named Executive Officers, Footnote	This column represents the average of the amounts reported for the Company’s NEOs as a group (
excluding
the PEOs) in the “Total” column of the
Summary Compensation Table
in each applicable year. Please refer to the
Summary Compensation Table
	in the Company’s Proxy Statement for the applicable calendar year. The names of each of the NEOs (excluding the PEOs) included for purposes of calculating the average amounts in each applicable calendar year are as follows: (i) for 2025, Messrs. Aguiar, Lawlar, Sienko, and Clary; (ii) for 2024, Messrs. Lawlar, Brown, Sienko, and Clary; (iii) for 2023, Messrs. Roberts, Lawlar, Brown, Sienko and Clary; (iv) for 2022, Messrs. Roberts, Lawlar, Brown, Sienko and Clary; and (v) for 2021, Messrs. Roberts, Lawlar, Brown, Sienko and Hall.
Peer Group Issuers, Footnote	This column represents cumulative peer group TSR computed in accordance with Note 7. The peer group used for this purpose is the following published industry index: Philadelphia Gold and Silver Index. We selected the Philadelphia Gold and Silver Index as the peer group TSR for fiscal 2025 because it is the same index that is used by the Company in the performance graph in the Company’s Form
10-K
	for calendar year 2025.
Adjustment To PEO Compensation, Footnote
(4)
These columns represent the amount of “compensation actually paid” to the applicable PEO, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to the applicable PEO during the applicable calendar year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the applicable PEO’s total compensation for 2025 to determine the applicable PEO’s “compensation actually paid” in calendar year 2025:

PEO	Year	Reported Summary Compensation Table Total for PEO (a) ($)	Reported Summary Compensation Table Value of PEO Equity Awards (b) ($)	Adjusted Value of PEO Equity Awards (c) ($)	Reported Summary Compensation Table Change in Value of Pension Benefits (d) ($)	Pension Benefits Adjustments (e) ($)	Compensation Actually Paid to PEO ($)

First PEO	2025	—	—	—	—	—	—

Second PEO	2025	—	—	—	—	—	—

Third PEO	2025	5,453,167	2,800,534	14,786,071	—	—	17,438,704

(a)
This column represents the amount of total compensation reported for the applicable PEO for calendar year 2025 in the corresponding “Total” column of the
Summary Compensation Table
. Please refer to the
Summary Compensation Table
in this Proxy Statement on page 69.

(b)
This column represents the aggregate grant date fair value of equity awards reported for the applicable PEO in the “Stock Awards” column in the
Summary Compensation Table
for the calendar year 2025. The amount in this column is replaced with the applicable PEO’s corresponding amount reported under the Adjusted Value of PEO Equity Awards column in order to arrive at compensation actually paid to the applicable PEO for 2025. Please refer to the
Summary Compensation Table
in this Proxy Statement on page 69
.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” column in the
Summary Compensation Table
in this Proxy Statement for calendar year 2025 for the applicable PEO. The adjusted amount replaces the “Stock Awards” column in the
Summary Compensation Table
for the applicable PEO for calendar year 2025. The adjusted amount is determined by adding (or subtracting, as applicable) the following for calendar year 2025 for the applicable PEO: the calendar
year-end
fair value of any equity awards granted in calendar year 2025 that are outstanding and unvested as of the end of calendar year 2025; (ii) the amount of change at the end of calendar year 2025 (from the end of the prior calendar year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of calendar year 2025; (iii) for awards that are granted and vest in calendar year 2025, the fair value as of the vesting date; (iv) for awards granted in prior calendar years that vest in calendar year 2025, the amount equal to the change as of the vesting date (from the end of the prior calendar year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during calendar year 2025, a deduction for the amount equal to the fair value at the end of the prior calendar year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in calendar year 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for calendar year 2025. The amounts added or subtracted to determine the adjusted amount for calendar year 2025 for the applicable PEO are as follows:

PEO	Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($)	Adjusted Value of Equity Awards ($)

First PEO	2025	—	—	—	—	—	—	—

Second PEO	2025	—	—	—	—	—	—	—

Third PEO	2025	14,283,020	—	503,052	—	—	—	14,786,071

The fair value or change in fair value, as applicable, of equity awards was determined by reference to (1) for RSU awards, the closing price of our common stock on the applicable measurement date and (2) for PSU awards, a Monte Carlo simulation with reference to the risk-free rate, dividend yield and volatility assumptions as of the applicable measurement date.

(d)
The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the
Summary Compensation Table
for calendar year 2025 corresponding to the aggregate change in the actuarial present value of the applicable PEO’s accumulated benefit under all defined benefit and actuarial pension plans. Please refer to the
Summary Compensation Table
in this Proxy Statement on page 69.

(e)
The total pension benefit adjustments include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the applicable PEO during calendar year 2025 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during calendar year 2025 for the applicable PEO that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”) for the applicable PEO, in each case calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments for calendar year 2025 for each PEO was $0.

Non-PEO NEO Average Total Compensation Amount	$ 2,162,022	$ 1,638,322	$ 1,390,524	$ 1,408,227	$ 915,927
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,954,389	1,288,956	682,571	1,674,298	305,615
Adjustment to Non-PEO NEO Compensation Footnote
(5)
This column represents the average of the amounts reported for the Company’s NEOs as a group (
excluding
the PEOs) in the “Total” column of the
Summary Compensation Table
in each applicable year. Please refer to the
Summary Compensation Table
in the Company’s Proxy Statement for the applicable calendar year. The names of each of the NEOs (excluding the PEOs) included for purposes of calculating the average amounts in each applicable calendar year are as follows: (i) for 2025, Messrs. Aguiar, Lawlar, Sienko, and Clary; (ii) for 2024, Messrs. Lawlar, Brown, Sienko, and Clary; (iii) for 2023, Messrs. Roberts, Lawlar, Brown, Sienko and Clary; (iv) for 2022, Messrs. Roberts, Lawlar, Brown, Sienko and Clary; and (v) for 2021, Messrs. Roberts, Lawlar, Brown, Sienko and Hall.

(6)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEOs), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEOs) during the applicable calendar year. In accordance with the requirements of Item 402(v) of
Regulation S-K,
the following adjustments

were made to average total compensation for the NEOs as a group (excluding the PEOs) for calendar year 2025 to determine the “compensation actually paid” in calendar year 2025, using the same adjustment methodology described above in Note 4(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (a) ($)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards (b) ($)	Average Non- PEO NEO Adjusted Value of Equity Awards (c) ($)	Average Reported Summary Compensation Table Change in Value of Pension Benefits for Non- PEO NEOs (d) ($)	Pension Benefits Adjustments for Non-PEO NEOs (e) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	2,162,022	(368,832)	5,302,200	(190,144)	49,143	6,954,389

(a)
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding the PEOs) in the “Total” column of the
Summary Compensation Table
for calendar year 2025. Please refer to the
Summary Compensation Table
in this Proxy Statement on page 69.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding the PEOs) in the “Stock Awards” column in the
Summary Compensation Table
in calendar year 2025. Please refer to the
Summary Compensation Table
in this Proxy Statement on page 69. The amount in this column is replaced with the corresponding amount reported under the Average non-PEO
NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for 2025.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding the PEOs) in the “Stock Awards” column in the
Summary Compensation Table
for calendar year 2025 determined using the same methodology described above in Note 4(c). For calendar year 2025, the adjusted amount replaces the “Stock Awards” column in the
Summary Compensation Table
for each NEO (excluding the PEOs) for that year. The amounts added or subtracted to determine the adjusted average amount for calendar year 2025 are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year to Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($)	Adjusted Average Value of Equity Award ($)

2025	2,881,606	2,381,207	—	39,388	—	—	5,302,200

The fair value or change in fair value, as applicable, of equity awards was determined by reference to (1) for RSU awards, the closing price of our common stock on the applicable measurement date, and (2) for PSU awards, a Monte Carlo simulation with reference to the risk-free rate, dividend yield and volatility assumptions as of the applicable measurement date.

(d)
The amounts included in this column represent the average of the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the
Summary Compensation Table
for the NEOs as a group (excluding the PEOs) in calendar year 2025 corresponding to the aggregate change in the actuarial present value of the NEOs’ accumulated benefits under all defined benefit and actuarial pension plans. Please refer to the
Summary Compensation Table
in this Proxy Statement on page 69.

(e)
The total pension benefit adjustments for calendar year 2025 are the aggregate of two components, averaged for the NEOs as a group (excluding the PEOs) in calendar year 2025 determined using the same methodology described above in Note 4(e): The amounts deducted or added in calculating the pension benefit adjustments for calendar year 2025 are as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)

2025	49,143	—	49,143

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative Company TSR and Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Company Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Annual TSR
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Cumulative Company TSR and Cumulative TSR of the Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in the CD&A section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance
philosophy. The metrics that the Company uses for both our short- and long-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs (each as defined and adjusted as described in the CD&A of this Proxy Statement), for the most recently completed calendar year, to the Company’s performance are as follows:

•	Annual Total Shareholder Return;

•	AISC/AgEq ounce;

•	Mine Site Operating Cash Flow;

•	Capital Spending; and

•	Silver Equivalent Ounce Production.

Total Shareholder Return Amount	$ 303.38	77.56	75.36	86.67	81.04
Peer Group Total Shareholder Return Amount	237.38	95.14	87.17	85.03	91.86
Net Income (Loss)	$ 321,700,000	$ 35,800,000	$ (84,200,000)	$ (37,300,000)	$ 35,100,000
Company Selected Measure Amount	2.911	0.028	(0.13)	0.0694	(0.189)
Measure:: 1
Pay vs Performance Disclosure
Name	Annual Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	AISC/AgEq ounce
Measure:: 3
Pay vs Performance Disclosure
Name	Mine Site Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Capital Spending
Measure:: 5
Pay vs Performance Disclosure
Name	Silver Equivalent Ounce Production
Mr. Baker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 2,166,578	$ 4,142,554	$ 4,579,866	$ 3,765,100
PEO Actually Paid Compensation Amount	$ 0	(32,491)	2,922,539	6,145,949	3,177,762
PEO Name	Mr. Baker
Mr. Baker [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Ms. Boggs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	1,015,338	0	0	0
PEO Actually Paid Compensation Amount	$ 0	1,015,338	0	0	0
PEO Name	Ms. Boggs
Ms. Boggs [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Mr. Krcmarov [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,453,167	226,420	0	0	0
PEO Actually Paid Compensation Amount	$ 17,438,704	$ 226,420	$ 0	$ 0	$ 0
PEO Name	Mr. Krcmarov
Mr. Krcmarov [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Mr. Baker [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Baker [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Baker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Baker [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Baker [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Baker [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Baker [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Baker [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Baker [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Baker [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Boggs [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Boggs [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Boggs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Boggs [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Boggs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Boggs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Boggs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Boggs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Boggs [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Boggs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Krcmarov [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Krcmarov [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Krcmarov [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,800,534)
PEO | Mr. Krcmarov [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,786,071
PEO | Mr. Krcmarov [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,283,020
PEO | Mr. Krcmarov [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Krcmarov [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	503,052
PEO | Mr. Krcmarov [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Krcmarov [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Krcmarov [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(190,144)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,143
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,143
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(368,832)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,302,200
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,881,606
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,381,207
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,388
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0